EATON VANCE FLOATING-RATE INCOME TRUST

Supplement to Statement of Additional Information dated September 27, 2018

The following is added to the tables under “Portfolio Managers.” in “Investment Advisory and Other Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
William E. Holt*
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Catherine C. McDermott*
Registered Investment Companies	3	$ 2,499.9	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Daniel McElaney*
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Andrew Sveen*
Registered Investment Companies	3	$ 1,994.9	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

*	As of December 31, 2018

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund*	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds*
William E. Holt	None	$100,001 - $500,000
Catherine C. McDermott	None	$500,001 - $1,000,000
Daniel McElaney	None	$100,001 - $500,000
Andrew Sveen	None	$100,001 - $500,000

*	As of December 31, 2018. Messrs. Holt, McElaney and Sveen and Ms. McDermott became portfolio managers effective March 1, 2019.

March 8, 2019